Intangible Assets Including Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible asset balances by major asset class:
Gross Carrying Amount	$ 6,930	$ 6,679
Accumulated Amortization	(3,059)	(2,892)
Net Carrying Amount	3,871	3,787
Net carrying amount increase/(decrease)	84
Intangible asset amortization expense	1,351	1,284	1,226
Intangible assets retired and fully amortized	1,177
Impairment Of Intangible Assets Excluding Goodwill	0	0
Capitalized software
Intangible asset balances by major asset class:
Gross Carrying Amount	1,494	1,527
Accumulated Amortization	(699)	(665)
Net Carrying Amount	794	861
Acquired Intangibles
Intangible asset balances by major asset class:
Intangible asset amortization expense	767	709
Client relationships
Intangible asset balances by major asset class:
Gross Carrying Amount	2,148	2,103
Accumulated Amortization	(977)	(961)
Net Carrying Amount	1,171	1,142
Completed technology
Intangible asset balances by major asset class:
Gross Carrying Amount	2,910	2,709
Accumulated Amortization	(1,224)	(1,112)
Net Carrying Amount	1,687	1,597
In-process R&D
Intangible asset balances by major asset class:
Gross Carrying Amount	13	28
Net Carrying Amount	13	28
Patents/trademarks
Intangible asset balances by major asset class:
Gross Carrying Amount	358	281
Accumulated Amortization	(154)	(127)
Net Carrying Amount	204	154
Other intangible assets
Intangible asset balances by major asset class:
Gross Carrying Amount	7	31
Accumulated Amortization	(5)	(27)
Net Carrying Amount	$ 2	$ 3